Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1) (3)	Compensation Actually Paid to PEO(2) (4)	Average Summary Compensation Table Total for non-PEO NEO’s (1)	Average Compensation Actually Paid to non-PEO NEOs(2) (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
2025	$315,000	$27,764	$277,500	$277,500	$51.85	$(5,505,124)
2024	$1,528,567	$1,532,906	$1,273,701	$1,277,410	$218.18	$(4,762,137)
2023	$254,400	$254,400	$182,500	$182,500	$174.54	$(3,101,768)

Named Executive Officers, Footnote [Text Block]		The principal executive officer (PEO) was Dominic Rodrigues, our 2025 and 2024 president and member of the board of directors and Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors for first quarter 2024 and 2023. The Non-PEO NEOs are Edward Pershing, our chief executive officer as of 2024, Heather Raines, our chief financial officer, and Eric Wachter, our chief technology officer.
Summary Compensation Table total	[1],[2]	$ 315,000	$ 1,528,567	$ 254,400
Compensation Actually Paid	[3]	$ 27,764	1,532,906	254,400
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO			Non PEO NEO Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table total	$315,000	$1,528,567	$254,400	$277,500	$1,273,701	$182,500
Less: Grant date fair value of equity awards granted during the year (1)	-	(1,206,167)	-	-	(1,031,201)	-
Less: Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-		-
Add: For awards that are granted and vest in the same year, the fair value as of the vesting date	-	402,056	-	-	343,734	-
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year	(287,236)	-	-	(250,771)		-
Add: Year-end fair value of equity awards granted in the year that are unvested at the end of the year	-	808,450	-	-	691,177	-
Add: Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(270,150)	-	-	(230,962)	-	-

Compensation Actually Paid	$27,764	$1,532,906	$254,400	$26,729	$1,277,410	$182,500

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 277,500	1,273,701	182,500
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 277,500	1,277,410	182,500
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO			Non PEO NEO Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table total	$315,000	$1,528,567	$254,400	$277,500	$1,273,701	$182,500
Less: Grant date fair value of equity awards granted during the year (1)	-	(1,206,167)	-	-	(1,031,201)	-
Less: Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-		-
Add: For awards that are granted and vest in the same year, the fair value as of the vesting date	-	402,056	-	-	343,734	-
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year	(287,236)	-	-	(250,771)		-
Add: Year-end fair value of equity awards granted in the year that are unvested at the end of the year	-	808,450	-	-	691,177	-
Add: Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(270,150)	-	-	(230,962)	-	-

Compensation Actually Paid	$27,764	$1,532,906	$254,400	$26,729	$1,277,410	$182,500

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Net Loss and Cumulative Total Shareholder Return (“TSR”)

Since we are not a commercial-stage company, we did not have net income during the periods presented. The Company’s only income recorded was related to a grant received from the State of Tennessee. Consequently, we do not look to net loss as a performance measure for our executive compensation program. Moreover, as a mid-stage pre-commercial company with no revenue, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our PEO and NEOs during the periods presented.

The compensation committee does not use TSR or net loss in its compensation programs.

●	Compensation actually paid to PEO increased $1,278,506, or 502.6% from 2023 to 2024 and decreased $1,505,142, or 98.2% from 2024 to 2025;

●	Compensation actually paid to non-PEO NEOs increased by $1,094,910, or 600.0% from 2023 and 2024 and decreased $1,250,681, or 98.2% from 2024 to 2025;

●	TSR increased $43.64 from $174.54 in 2023 to $218.18 in 2024, or approximately 25.0%. TSR decreased $166.33 from $218.18 in 2024 to $51.85 in 2025, or approximately 76.2%;

●	Net loss worsened by $1,660,369 or 53.5% from 2023 to 2024 and worsened by $742,987 or 15.6% from 2024 to 2025.

Total Shareholder Return Amount		$ 51.85	218.18	174.54
Net Income (Loss) Attributable to Parent		$ (5,505,124)	$ (4,762,137)	(3,101,768)
PEO Name		Dominic Rodrigues	Dominic Rodrigues
Additional 402(v) Disclosure [Text Block]		The table below shows the adjustments made to the compensation totals presented in the Summary Compensation Table for the NEOs in order to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table total		$ 315,000	$ 1,528,567	254,400
Compensation Actually Paid		27,764	1,532,906	254,400
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]		(1,206,167)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | For Awards that are Granted and Vest in Same Year, Fair Value as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			402,056
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(287,236)
PEO [Member] | Year-End Fair Value of Equity Awards Granted in Year Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			808,450
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(270,150)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table total		277,500	1,273,701	182,500
Compensation Actually Paid		26,729	1,277,410	182,500
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]		(1,031,201)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | For Awards that are Granted and Vest in Same Year, Fair Value as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			343,734
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(250,771)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in Year Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			691,177
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (230,962)

[1]	The principal executive officer (PEO) was Dominic Rodrigues, our 2025 and 2024 president and member of the board of directors and Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors for first quarter 2024 and 2023. The Non-PEO NEOs are Edward Pershing, our chief executive officer as of 2024, Heather Raines, our chief financial officer, and Eric Wachter, our chief technology officer.
[2]	The summary compensation table total for our PEO Dominic Rodrigues includes $75,000 in 2025 and $75,000 for 2024 for board of director fees that were accrued and $18,750 in 2024 and $75,000 in 2023 for Bruce Horowitz, our former Chief Operating Officer.
[3]	The principal executive officer (PEO) was Dominic Rodrigues, our 2025 and 2024 president and member of the board of directors and Bruce Horowitz, for the first quarter of 2024 and 2023, our Former Chief Operating Officer and former member of the board of directors. The Non-PEO NEOs are Edward Pershing, our chief executive officer as of 2024, Heather Raines, our chief financial officer, and Eric Wachter, our chief technology officer.
[4]	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.